Guarantor Subsidiaries (Consolidating And Combining Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 294,741	$ 57,373	$ 36,887	$ 56,714
Accounts receivable - trade, less allowance for doubtful accounts of $4,456 in 2013 and $4,576 in 2012	193,181	529,023
Inventories, at lower of cost or market	179,055	217,394
Prepaid expenses and other current assets	15,439	18,172
Total current assets	682,416	821,962
Property, plant and equipment, at cost less accumulated depreciation and amortization	1,190,723	1,169,960
Deferred charges and other assets	8,103	543
Total assets	1,881,242	1,992,465	1,784,983
Current liabilities
Current maturities of long-term debt	14,000	46
Trade accounts payable and accrued liabilities	433,228	705,487
Income taxes payable	72,146	15,605
Deferred income taxes	7,143	12,771
Total current liabilities	526,517	733,909
Long-term debt	547,578	1,124
Deferred income taxes	114,932	129,825
Asset retirement obligations	17,130	15,401
Deferred credits and other liabilities	18,749	7,755
Total liabilities	1,224,906	888,014
Stockholders' Equity/Net Investment
Preferred Stock, par $0.01, (authorized 20,000,000 shares, none outstanding)
Common Stock, par $0.01, (authorized 200,000,000 shares at December 31, 2013, 46,743,633 shares issued and outstanding at December 31, 2013)	467
Additional paid in capital (APIC)	548,293
Net investment by parent		1,104,451
Retained earnings	107,576
Total stockholders' equity/net investment	656,336	1,104,451	1,118,947	1,808,150
Total liabilities and stockholders' equity/net investment	1,881,242	1,992,465
Eliminations [Member]
Current assets
Investments in subsidiaries	(1,228,837)
Deferred charges and other assets	(87,740)	(190,461)
Total assets	(1,316,577)	(190,461)
Stockholders' Equity/Net Investment
Preferred Stock, par $0.01, (authorized 20,000,000 shares, none outstanding)
Common Stock, par $0.01, (authorized 200,000,000 shares at December 31, 2013, 46,743,633 shares issued and outstanding at December 31, 2013)	(61)
Additional paid in capital (APIC)	(1,316,516)
Net investment by parent		(190,461)
Total stockholders' equity/net investment	(1,316,577)	(190,461)
Total liabilities and stockholders' equity/net investment	(1,316,577)	(190,461)
Parent Company [Member]
Current assets
Investments in subsidiaries	1,228,837
Total assets	1,228,837
Stockholders' Equity/Net Investment
Preferred Stock, par $0.01, (authorized 20,000,000 shares, none outstanding)
Common Stock, par $0.01, (authorized 200,000,000 shares at December 31, 2013, 46,743,633 shares issued and outstanding at December 31, 2013)	467
Additional paid in capital (APIC)	1,228,370
Total stockholders' equity/net investment	1,228,837
Total liabilities and stockholders' equity/net investment	1,228,837
Issuer [Member]
Current assets
Cash and cash equivalents	294,741	57,373	36,887	56,714
Accounts receivable - trade, less allowance for doubtful accounts of $4,456 in 2013 and $4,576 in 2012	191,904	516,968
Inventories, at lower of cost or market	157,795	161,806
Prepaid expenses and other current assets	12,217	4,461
Total current assets	656,657	740,608
Property, plant and equipment, at cost less accumulated depreciation and amortization	1,189,082	1,084,684
Deferred charges and other assets	95,604	86,199
Total assets	1,941,343	1,911,491
Current liabilities
Current maturities of long-term debt	14,000
Inter-company accounts payable	119,366	(84,410)
Trade accounts payable and accrued liabilities	429,763	687,622
Income taxes payable	71,450	15,296
Deferred income taxes	7,143	12,771
Total current liabilities	641,722	631,279
Long-term debt	547,578
Deferred income taxes	128,451	133,589
Asset retirement obligations	17,130	15,401
Deferred credits and other liabilities	18,749	7,755
Total liabilities	1,353,630	788,024
Stockholders' Equity/Net Investment
Preferred Stock, par $0.01, (authorized 20,000,000 shares, none outstanding)
Common Stock, par $0.01, (authorized 200,000,000 shares at December 31, 2013, 46,743,633 shares issued and outstanding at December 31, 2013)	1
Additional paid in capital (APIC)	548,758
Net investment by parent		1,123,467
Retained earnings	38,954
Total stockholders' equity/net investment	587,713	1,123,467
Total liabilities and stockholders' equity/net investment	1,941,343	1,911,491
Guarantor Subsidiaries [Member]
Current liabilities
Inter-company accounts payable	(52,107)	(53,934)
Income taxes payable	43	39
Total current liabilities	(52,064)	(53,895)
Total liabilities	(52,064)	(53,895)
Stockholders' Equity/Net Investment
Preferred Stock, par $0.01, (authorized 20,000,000 shares, none outstanding)
Common Stock, par $0.01, (authorized 200,000,000 shares at December 31, 2013, 46,743,633 shares issued and outstanding at December 31, 2013)	60
Additional paid in capital (APIC)	52,004
Net investment by parent		53,895
Total stockholders' equity/net investment	52,064	53,895
Non-Guarantor Subsidiaries [Member]
Current assets
Accounts receivable - trade, less allowance for doubtful accounts of $4,456 in 2013 and $4,576 in 2012	1,277	12,055
Inventories, at lower of cost or market	21,260	55,588
Prepaid expenses and other current assets	3,222	13,711
Total current assets	25,759	81,354
Property, plant and equipment, at cost less accumulated depreciation and amortization	1,641	85,276
Deferred charges and other assets	239	104,805
Total assets	27,639	271,435
Current liabilities
Current maturities of long-term debt		46
Inter-company accounts payable	(67,259)	138,344
Trade accounts payable and accrued liabilities	3,465	17,865
Income taxes payable	653	270
Total current liabilities	(63,141)	156,525
Long-term debt		1,124
Deferred income taxes	(13,519)	(3,764)
Total liabilities	(76,660)	153,885
Stockholders' Equity/Net Investment
Preferred Stock, par $0.01, (authorized 20,000,000 shares, none outstanding)
Additional paid in capital (APIC)	35,677
Net investment by parent		117,550
Retained earnings	68,622
Total stockholders' equity/net investment	104,299	117,550
Total liabilities and stockholders' equity/net investment	$ 27,639	$ 271,435